Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Outstanding	28,206,743	28,206,743	28,206,743